Condensed Consolidated Statements of Comprehensive Loss - GBP (£) £ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Statement of comprehensive income [abstract]
Loss for the period	£ (1,318)	£ (2,748)	£ (7,712)	£ (4,385)
Items that may be reclassified subsequently to profit or loss:
Exchange differences on translation of foreign operations	9		4	(1)
Other comprehensive income (expense) for the period	9		4	(1)
Total comprehensive loss for the period	(1,309)	(2,748)	(7,708)	(4,386)
Attributable to:
Equity holders of the Company	£ (1,309)	£ (2,748)	£ (7,708)	£ (4,386)